AXP(SM)
Tax-Free
Money Fund

1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

American
Express
Funds

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AXP Tax-Free Money Fund, seeks to provide  shareholders  with as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

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Stability
Without Taxes

Everyone needs to have a cash reserve to cover unexpected expenses. But where to keep it? It's easy to find an investment that provides stability and ready access to your money, but there's usually a drawback: You have to pay taxes on the interest the money earns. But there is an alternative -- AXP Tax-Free Money Fund. The interest it pays is generally free from federal taxes. The result: a cash reserve that can let you keep the tax-exempt income it earns.

AXP Tax-Free Money Fund      (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
Making the Most of the Fund               7
Independent Auditors' Report              8
Financial Statements                      9
Notes to Financial Statements            12
Investments in Securities                15
Federal Income Tax Information           25

2000 PROSPECTUS
The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    4p
Past Performance                         5p
Fees and Expenses                        6p
Management                               7p
Buying and Selling Shares                7p
Valuing Fund Shares                      7p
Purchasing Shares                        7p
Transactions through Third Parties      10p
Exchanging/Selling Shares               10p
Distributions and Taxes                 14p
Other Information                       16p
Financial Highlights                    17p
Appendix                                18p

(This annual report is not part of the prospectus.)         Annual Report - 1999

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(Picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
We are in an extraordinary period for investing in financial assets, with many stocks at their all-time highs. Looking at year 2000, American Express Financial Corporation, the Fund's investment manager, expects the economy to continue to grow and long-term interest rates to rise only slightly. This is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment adviser who can help you cut through mountains of data .

o Set financial goals that extend beyond those achievable through retirement plans of your employer.

o Learn as much as you can about your current investments.

The portfolio manager's letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry Fettig
Terry Fettig
Portfolio manager

From the Portfolio Manager
Short-term  interest   ratesfluctuatedconsiderablyduring  the  past  12  months,
ultimately resulting in aslight decline in AXP Tax-FreeMoney Fund's yield over the fiscal year (January through December 1999). The Fund's net asset value remained at $1 during the 12 months, providing shareholders with continued stability of principal in addition to a tax-free return.

For the seven-day period ended Dec. 31, 1999, the Fund provided an annualized simple yield of 3.67% and an annualized compound yield of 3.74%. These are equal to 5.10% simple and 5.19% compound yields for an investor in the 28% federal income-tax bracket. (Investors should keep in mind that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 share, it is possible to lose money by investing in the Fund. Investors also should keep in mind that, under federal law, some notes issued in the tax-free securities market are subject to the alternative minimum tax, or AMT. To eliminate any federal income-tax liabilities for investors who may be subject to the AMT requirement, the Fund does not invest in such issues.)

THE FED RAISES RATES
Despite strong economic growth, higher oil prices and generally rising wages in several business sectors, inflation remained remarkably low over the 12 months. Reflecting the tame inflation environment, short-term interest rates barely budged during the first half of the year. But in late June, the Federal Reserve Board (the Fed), concerned that the risk of higher inflation was increasing, implemented the first of three hikes in short-term interest rates. The others came in August and November. As a result, yields on the securities this Fund invests in rose slightly during the final months of 1999.

To take advantage of the higher yields that became available, I reduced the portfolio's average maturity during the fall and early winter. This strategy allowed me to more quickly add new, higher-yielding securities and, ultimately, enhance the Fund's yield payout. As usual, about half of the portfolio consisted of variable-rate demand notes, with the rest split about evenly between municipal notes and commercial paper.

As the new fiscal year begins, the data have yet to indicate a clear, upward trend in inflation. Nevertheless, I think there's a good possibility that the Fed will decide to push short-term interest rates somewhat higher to cool off the economy and, therefore, relieve potential pressure on inflation. In light of that, I plan to keep the portfolio's maturity shorter-than-average, at least over the near term, in order to more readily add higher-yielding securities should they come to market.



Terry Fettig


(This annual report is not part of the prospectus.)         Annual Report - 1999

1999 Fund Facts

12-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1999                                                    $1.00
Dec. 31, 1998                                                    $1.00
Increase                                                         $ --

Distributions -- Jan. 1, 1999 - Dec. 31, 1999
From income                                                      $0.03
From capital gains                                               $ --
Total distributions                                              $0.03
Total return*                                                   +2.68%
7-day yield                                                     +3.67%**

*The  total  return  is  a   hypothetical   investment  in  the  Fund  with  all
 distributions reinvested.
**The yield quotation more closely reflects thecurrent earnings of the money market fund than the total return quotation.

AXP Tax-Free Money Fund      (This annual report is not part of the prospectus.)
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Making the Most of the Fund

Average annual total return (as of Dec. 31, 1999)
                        1 year           5 years          10 years
                        +2.68%           +3.02%            +2.99%

Although there is no guarantee, the Fund will use its best efforts to maintain a constant net asset value of $1 per share.

Your investment and return values may fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)         Annual report - 1999

The  financial   statements   contained  in  Post-Effective   Amendment  #34  to
Registration Statement No. 2-66868 filed on or about February 25, 2000, are incorporated by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions.

AXP Tax-Free Money Fund, Inc.
Fiscal year ended Dec. 31, 1999

Exempt-interest dividends -- taxable status explained below.

Payable date                                 Per share

Jan. 25, 1999                                 $0.00260
Feb. 25, 1999                                  0.00196
March 24, 1999                                 0.00179
April 26, 1999                                 0.00220
May 27, 1999                                   0.00238
June 23, 1999                                  0.00195
July 26, 1999                                  0.00227
Aug. 26, 1999                                  0.00220
Sept. 22, 1999                                 0.00203
Oct. 25, 1999                                  0.00249
Nov. 23, 1999                                  0.00223
Dec. 22, 1999                                  0.00218
Total distributions                           $0.02628

Source of distributions
100% of tax-exempt interest dividends during the year ended Dec. 31, 1999, were derived exclusively from interest on tax-exempt securities.

Federal taxation
Exempt-interest dividends are exempt from federal income taxes and should not be included in shareholders' gross income.

Other taxation
Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

(This annual report is not part of the prospectus.)         Annual Report - 1999

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Source of income by state
Percentages of income from municipal securities earned by the Fund from various states during the year ended Dec. 31, 1999 are listed below.

Alabama                   2.047
Alaska                    2.978
Arizona                  10.291
California                0.453
Colorado                  0.692
Florida                   1.386
Georgia                   3.792
Hawaii                    0.012
Idaho                     1.867
Illinois                  5.486
Indiana                   6.176
Iowa                      2.203
Kentucky                  2.424
Louisiana                 0.120
Maryland                  1.147
Massachusetts             1.432
Michigan                  5.954
Minnesota                 8.193
Mississippi               1.225
Missouri                  1.643
Montana                   0.778
Nevada                    1.045
New Jersey                0.716
New Mexico                2.697
New York                  8.832
North Carolina            2.270
Ohio                      0.877
Oregon                    0.915
Pennsylvania              4.633
Tennessee                 1.229
Texas                     7.396
Utah                      0.919
Virginia                  3.563
Washington                0.748
Wisconsin                 1.121
Wyoming                   2.740


AXP Tax-Free Money Fund      (This annual report is not part of the prospectus.)

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American
   Express
Funds

AXP Tax-Free Money
Fund IDS Tower 10
Minneapolis, MN 55440-0010



                                      PRSRT STD AUTO
                                       U.S. POSTAGE
                                           PAID
                                       SPENCER, IA
                                      PERMIT NO. 85



Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.


S-6433 P (2/00)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.